FRANKLIN TEMPLETON INVESTMENTS
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


March 1, 2001


Filed Via EDGAR (CIK #0000876441)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   FRANKLIN TEMPLETON GLOBAL TRUST  (Registrant)
            File Nos. (033-01212 and 811-4450)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2001.

Sincerely yours,

FRANKLIN TEMPLETON GLOBAL TRUST


/s/David P. Goss
----------------
David P. Goss
Associate General Counsel

DPG:cd

cc:   Bruce G. Leto, Esq.